Revenue - Summary of Revenue Disaggregated by Geographical Region (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue	$ 12,564	$ 11,910
China [member]
Disclosure of geographical areas [line items]
Revenue	2,060	2,079
Japan [member]
Disclosure of geographical areas [line items]
Revenue	1,880	1,872
South Korea [member]
Disclosure of geographical areas [line items]
Revenue	1,515	1,352
India [member]
Disclosure of geographical areas [line items]
Revenue	981	761
Other Asian Countries [member]
Disclosure of geographical areas [line items]
Revenue	1,207	951
United States [member]
Disclosure of geographical areas [line items]
Revenue	1,609	1,357
Canada [member]
Disclosure of geographical areas [line items]
Revenue	932	920
Latin America [member]
Disclosure of geographical areas [line items]
Revenue	297	407
Germany [member]
Disclosure of geographical areas [line items]
Revenue	561	578
Finland [member]
Disclosure of geographical areas [line items]
Revenue	242	284
Netherlands [member]
Disclosure of geographical areas [line items]
Revenue	240	215
Other European Countries [member]
Disclosure of geographical areas [line items]
Revenue	$ 1,040	$ 1,134